Baird Mid Cap Growth Fund
Schedule of Investments, September 30, 2023 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	335,989	$54,406,699	2.4%
Air Freight & Logistics
GXO Logistics, Inc. (1)	632,542	37,098,588	1.6%
Automobile Components
Aptiv PLC (1)	305,325	30,101,992	1.3%
Beverages
Boston Beer Co., Inc. (1)	100,071	38,980,657	1.7%
Building Products
Trex Co., Inc. (1)	661,756	40,784,022	1.8%
Capital Markets
MarketAxess Holdings, Inc.	92,544	19,771,100	0.9%
MSCI, Inc.	131,873	67,661,399	3.0%
		87,432,499	3.9%
Commercial Services & Supplies
Copart, Inc. (1)	1,402,796	60,446,480	2.6%
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc. (1)	359,709	25,672,431	1.1%
Dollar Tree, Inc. (1)	328,115	34,927,842	1.5%
		60,600,273	2.6%
Distributors
Pool Corp.	151,799	54,055,624	2.4%
Electrical Equipment
Generac Holdings, Inc. (1)	206,289	22,477,249	1.0%
Electronic Equipment, Instruments, & Components
CDW Corp.	273,211	55,123,051	2.4%
Financial Services
Euronet Worldwide, Inc. (1)	275,697	21,884,828	1.0%
Jack Henry & Associates, Inc.	236,608	35,760,933	1.6%
		57,645,761	2.6%
Food Products
Lamb Weston Holdings, Inc.	393,725	36,403,813	1.6%
Ground Transportation
J.B. Hunt Transport Services, Inc.	211,469	39,866,136	1.7%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	164,427	50,202,852	2.2%
DexCom, Inc. (1)	564,128	52,633,142	2.3%
IDEXX Laboratories, Inc. (1)	139,575	61,031,960	2.7%
Insulet Corp. (1)	225,501	35,965,155	1.6%
ResMed, Inc.	271,170	40,097,908	1.8%
		239,931,017	10.6%
Health Care Technology
Veeva Systems, Inc. (1)	272,969	55,535,543	2.4%
Hotels, Restaurants & Leisure
Churchill Downs, Inc.	250,144	29,026,710	1.3%
Household Durables
DR Horton, Inc.	284,537	30,579,191	1.3%
Insurance
Kinsale Capital Group, Inc.	97,107	40,214,922	1.8%
IT Services
EPAM Systems, Inc. (1)	138,332	35,370,109	1.5%
Globant SA (1)	295,035	58,372,675	2.6%
		93,742,784	4.1%
Life Sciences Tools & Services
ICON PLC (1)	236,262	58,179,517	2.5%
Repligen Corp. (1)	214,784	34,152,804	1.5%
		92,332,321	4.0%
Machinery
Graco, Inc.	539,723	39,335,012	1.7%
IDEX Corp.	218,997	45,555,756	2.0%
Ingersoll Rand, Inc.	522,960	33,323,011	1.5%
RBC Bearings, Inc. (1)	180,805	42,331,875	1.8%
Toro Co.	243,238	20,213,078	0.9%
		180,758,732	7.9%
Oil, Gas, & Consumable Fuels
Diamondback Energy, Inc.	343,460	53,195,085	2.3%
Professional Services
Broadridge Financial Solutions, Inc.	334,193	59,837,257	2.6%
Equifax, Inc.	161,675	29,615,626	1.3%
Paycom Software, Inc.	146,619	38,013,908	1.7%
		127,466,791	5.6%
Real Estate Management & Development
CoStar Group, Inc. (1)	464,445	35,711,176	1.6%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	531,988	45,713,729	2.0%
Monolithic Power Systems, Inc.	76,521	35,352,702	1.5%
		81,066,431	3.5%
Software
ANSYS, Inc. (1)	139,920	41,633,196	1.8%
Bentley Systems, Inc.	646,510	32,428,942	1.4%
Descartes Systems Group, Inc. (1)(2)	319,137	23,418,273	1.0%
Dynatrace, Inc. (1)	655,165	30,615,860	1.3%
PTC, Inc. (1)	387,095	54,843,620	2.4%
Tyler Technologies, Inc. (1)	118,718	45,841,768	2.0%
		228,781,659	9.9%
Specialty Retail
Five Below, Inc. (1)	233,914	37,636,763	1.6%
Floor & Decor Holdings, Inc. (1)	450,287	40,750,973	1.8%
Tractor Supply Co.	162,931	33,083,140	1.4%
		111,470,876	4.8%
Trading Companies & Distributors
Fastenal Co.	749,258	40,939,457	1.8%
Ferguson PLC	206,566	33,973,910	1.5%
Watsco, Inc.	142,269	53,737,847	2.3%
		128,651,214	5.6%
Total Common Stocks		2,203,887,296	96.3%
(Cost $1,780,813,328)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (3)	84,413,793	84,413,793	3.7%
Total Short-Term Investment		84,413,793	3.7%
(Cost $84,413,793)
Total Investments		2,288,301,089	100.0%
(Cost $1,865,227,121)
Other Assets in Excess of Liabilities		610,127	0.0%
TOTAL NET ASSETS		$2,288,911,216	100.0%

Notes to Schedule of Investments
(1) Non-Income Producing.
(2) Foreign Security.
(3) Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,203,887,296	$–	$–	$2,203,887,296
Total Equity	2,203,887,296	–	–	2,203,887,296
Short-Term Investment
Money Market Mutual Fund	84,413,793	–	–	84,413,793
Total Short-Term Investment	84,413,793	–	–	84,413,793
Total Investments*	$2,288,301,089	$–	$–	$2,288,301,089

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.